Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt And Lines Of Credit [Abstract]
Debt Outstanding

	December 31,
	2016	2015
Revolver	$25,000	$-
Term loan	83,750	91,250
Total	108,750	91,250
Current portion of term loan	(8,750)	(7,500)
Long-term debt	$100,000	$83,750

Schedule of Principal Payments of the Term Loan

2017	$8,750
2018	10,000
2019	65,000
$83,750

Interest Paid During Period

2016	$3,047
2015	2,988
2014	4,322

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	< 3.50 to 1.00	0.63 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated
Fixed Charges)	> 1.50 to 1.00	2.18 to 1.00

Annual Operating Lease Commitment	< $50.0 million	$21.1 million